Deferred Charges-Additional Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	9	8	12